Convertible Debt - Summary of Convertible Debt (Details) - USD ($)		3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 29, 2021	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Issuance of convertible notes					$ 4,400,000	$ 8,400,000
Gains (losses) on change in fair value of derivatives		$ (7,300,000)	$ (7,700,000)	$ (11,500,000)	(6,600,000)
Total convertible debt at end of the period		284,200,000			284,200,000	272,900,000
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period		110,200,000		101,800,000	110,200,000	101,800,000
Principal of convertible notes at end of the period	$ 100,000,000.0	114,600,000			114,600,000	110,200,000
Conversion feature at beginning of the period		6,000,000.0		19,900,000	6,000,000.0	19,900,000
Gains (losses) on change in fair value of derivatives		(900,000)			(700,000)	(13,900,000)
Conversion feature at end of the period		5,300,000			5,300,000	6,000,000.0
Debt component at beginning of the period		85,500,000		74,200,000	85,500,000	74,200,000
Debt component issued	72,300,000				4,400,000	8,400,000
Transaction costs	$ 1,600,000
Accrued interest paid in kind					(4,400,000)	(8,400,000)
Accrued interest expense and accretion		6,600,000			6,600,000	11,300,000
Debt component at end of the period		92,100,000			92,100,000	85,500,000
Current debt instruments issued		97,400,000			97,400,000		$ 91,500,000
Total convertible debt at end of the period		97,400,000			97,400,000	91,500,000
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period					208,100,000
Issuance of convertible notes					8,400,000	208,100,000
Principal of convertible notes at end of the period		216,500,000			216,500,000	208,100,000
Conversion feature at beginning of the period				0	16,500,000	0
Conversion feature issued					0	46,200,000
Gains (losses) on change in fair value of derivatives		(6,400,000)			(5,900,000)	(29,700,000)
Conversion feature at end of the period		10,600,000			10,600,000	16,500,000
Debt component at beginning of the period				0	164,900,000	0
Debt component issued					8,400,000	162,000,000.0
Transaction costs					0	1,300,000
Accrued interest paid in kind					(8,400,000)	(8,100,000)
Accrued interest expense and accretion		11,300,000			11,300,000	12,300,000
Debt component at end of the period		176,200,000			176,200,000	164,900,000
Total convertible debt at end of the period		186,800,000			186,800,000	181,400,000
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Principal of convertible notes at beginning of the period				$ 1,800,000	4,300,000	1,800,000
Principal of convertible notes at end of the period		$ 4,400,000	$ 4,100,000		$ 4,400,000	$ 4,300,000